Summary of Significant Accounting Policies - Summary of Financial Information of VIEs and Subsidiaries Reported in Consolidated Financial Statements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Jan. 01, 2019 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 2,834,962		¥ 653,859	¥ 1,252,983	$ 434,477
Restricted cash	170		34,843	22,861	26
Prepaid expenses and other current assets	211,448		66,311		32,406
Total current assets	3,046,580		757,624		466,909
Property and equipment, net	105,223		65,169		16,126
Right-of-use assets	200,157		78,637		30,675
Other non-current assets	37,782		16,859		5,790
TOTAL ASSETS	3,389,742		918,289		519,500
Short-term borrowings			85,000
Accrued expenses and other current liabilities	539,787		309,031		82,725
Deferred revenue, current	596,307		243,521		91,388	¥ 243,521	¥ 75,737
Operating lease liabilities, current	69,409		43,152		10,637
Total current liabilities	1,205,503		680,704		184,750
Operating lease liabilities, non-current	118,107		21,282		18,101
Deferred revenue, non-current	1,982		652		304
TOTAL LIABILITIES	1,325,592		702,638		$ 203,155
Net revenues	1,294,371	$ 198,371	406,245	310,706
Net (loss) income	(1,339,908)	(205,349)	(963,750)	(656,071)
Net cash generated from operating activities	(522,988)	(80,150)	(631,288)	(418,865)
Net cash used in investing activities	(89,504)	(13,717)	(28,594)	(48,947)
Net cash generated from (used in) financing activities	2,797,421	$ 428,724	84,449	1,550,372
VIEs
Variable Interest Entity [Line Items]
Cash and cash equivalents	419,970		142,502
Restricted cash	170		24,653
Prepaid expenses and other current assets	175,002		43,628
Total current assets	595,142		210,783
Property and equipment, net	80,919		41,486
Right-of-use assets	110,939		53,875
Other non-current assets	30,475		9,804
Total non-current assets	222,333		105,165
TOTAL ASSETS	817,475		315,948
Short-term borrowings			9,000
Accrued expenses and other current liabilities	213,481		151,413
Deferred revenue, current	571,827		224,092
Operating lease liabilities, current	46,835		28,179
Total current liabilities	832,143		412,684
Operating lease liabilities, non-current	56,427		18,325
Deferred revenue, non-current	1,982		652
Total non-current liabilities	58,409		18,977
TOTAL LIABILITIES	890,552		431,661
Net revenues	1,229,126		362,282	97,009
Net (loss) income	301,096		(99,973)	(45,056)
Net cash generated from operating activities	347,773		159,753	31,728
Net cash used in investing activities	(85,788)		(38,396)	¥ (7,126)
Net cash generated from (used in) financing activities	¥ (9,000)		¥ 9,000